UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Brian C. Janssen

American High-Income Trust

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2020

Pursue sustainable
income over time

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–12.49%	0.64%	3.78%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.73% for Class A shares as of the prospectus dated December 1, 2019. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American High-Income Trust’s results for the six months ended March 31, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ahitx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended March 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	–10.36%	–9.13%	1.41%	4.18%	7.17%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	–10.40	–6.94	2.78	5.64	—
Lipper High Yield Funds Average†	–10.73	–7.49	1.76	4.58	6.55

*	Source: Bloomberg Index Services Ltd. This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

The fund’s 30-day yield for Class A shares as of April 30, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 7.06%. The fund’s 12-month distribution rate for Class A shares as of that date was 6.65%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American High-Income Trust	1

Summary investment portfolio March 31, 2020	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 89.32%	Principal amount (000)	Value (000)
Corporate bonds & notes 89.00%
Communication services 17.26%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	$61,225	$62,202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	79,725	78,579
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	68,130	68,338
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2032[1]	156,385	157,618
CenturyLink, Inc. 6.75% 2023	65,675	70,210
CenturyLink, Inc. 4.00%–7.50% 2022–2027[1]	60,325	61,081
Embarq Corp. 7.995% 2036	33,610	33,453
Frontier Communications Corp. 11.00% 2025[2]	213,304	57,059
Frontier Communications Corp. 8.00%–10.50% 2020–2027[1,2]	184,440	89,541
Gogo Inc. 9.875% 2024[1]	159,725	127,182
MDC Partners Inc. 6.50% 2024[1]	168,069	127,312
Meredith Corp. 6.875% 2026	61,617	53,420
Qwest Capital Funding, Inc. 6.875% 2028	14,900	14,580
Sprint Corp. 6.875% 2028	105,365	120,933
Sprint Corp. 8.75% 2032	104,050	138,184
Sprint Corp. 7.13%–11.50% 2021–2028[1]	117,914	129,119
Univision Communications Inc. 5.125% 2023[1]	97,372	86,905
Univision Communications Inc. 5.125% 2025[1]	62,161	53,458
Other securities		930,476
		2,459,650

Health care 15.90%
Bausch Health Cos. Inc. 5.00%–7.00% 2028–2030[1]	86,610	83,672
Centene Corp. 4.25% 2027[1]	65,465	65,953
Centene Corp. 4.625% 2029[1]	93,635	94,623
Centene Corp. 3.38%–5.38% 2022–2030[1]	149,207	150,083
Endo International PLC 5.75%–6.00% 2022–2025[1,3]	210,819	157,706
Kinetic Concepts, Inc. 12.50% 2021[1]	85,087	85,827
Mallinckrodt PLC 4.875% 2020[1]	113,020	81,326
Molina Healthcare, Inc. 5.375% 2022	87,696	87,287
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	67,295	67,468
Tenet Healthcare Corp. 4.875% 2026[1]	115,390	110,342
Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	126,926	121,428

2	American High-Income Trust

	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$98,156	$90,180
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,865	91,820
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	130,481	123,883
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	148,443	147,145
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	50,780	53,913
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	56,850	59,661
Valeant Pharmaceuticals International, Inc. 5.88%–8.50% 2022–2027[1]	31,985	32,953
Other securities		560,865
		2,266,135

Materials 11.03%
Cleveland-Cliffs Inc. 4.875% 2024[1]	67,625	62,468
Cleveland-Cliffs Inc. 5.75% 2025	68,532	53,455
Cleveland-Cliffs Inc. 5.88%–7.00% 2026–2027[1]	79,620	51,867
First Quantum Minerals Ltd. 7.25% 2023[1]	78,380	67,603
First Quantum Minerals Ltd. 7.50% 2025[1]	137,525	115,307
First Quantum Minerals Ltd. 6.875% 2026[1]	69,275	55,978
First Quantum Minerals Ltd. 6.50%–7.25% 2022–2024[1]	102,098	87,883
FXI Holdings, Inc. 7.875% 2024[1]	124,934	85,307
FXI Holdings, Inc. 12.25% 2026[1]	82,555	64,857
LSB Industries, Inc. 9.625% 2023[1]	96,350	80,813
Ryerson Inc. 11.00% 2022[1]	57,220	53,643
Venator Materials Corp. 5.75% 2025[1]	77,918	61,360
Other securities		730,836
		1,571,377

Consumer discretionary 9.31%
PetSmart, Inc. 7.125% 2023[1]	143,624	136,371
PetSmart, Inc. 5.875% 2025[1]	95,719	95,001
PetSmart, Inc. 8.875% 2025[1]	121,525	110,892
Scientific Games Corp. 8.25% 2026[1]	84,040	54,267
Staples, Inc. 7.50% 2026[1]	76,700	67,544
Other securities		862,953
		1,327,028

Industrials 8.09%
Associated Materials, LLC 9.00% 2024[1]	88,214	71,453
Dun & Bradstreet Corp. 10.25% 2027[1]	72,207	76,940
Other securities		1,003,883
		1,152,276

Energy 6.84%
CONSOL Energy Inc. 5.875% 2022	75,209	69,380
Other securities		905,673
		975,053

Financials 6.27%
AG Merger Sub II, Inc. 10.75% 2027[1]	77,983	68,511
Compass Diversified Holdings 8.00% 2026[1]	62,501	60,535
FS Energy and Power Fund 7.50% 2023[1]	77,755	69,785
Navient Corp. 5.00%–7.25% 2022–2033	157,580	144,828
Other securities		549,815
		893,474

American High-Income Trust	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology 6.23%
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 10.25% 2022[4,5]	$65,216	$59,129
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	71,825	73,911
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[4,5]	96,960	91,433
Other securities		663,463
		887,936

Consumer staples 2.97%
Other securities		422,516

Real estate 2.73%
Howard Hughes Corp. 5.375% 2025[1]	70,210	68,453
Other securities		321,229
		389,682

Utilities 2.37%
Other securities		337,992

Total corporate bonds & notes		12,683,119

U.S. Treasury bonds & notes 0.29%

U.S. Treasury 0.29%
Other securities		40,714

Other bonds & notes 0.03%
Other securities		4,983

Total bonds, notes & other debt instruments (cost: $15,349,789,000)		12,728,816

Convertible bonds 0.30%
Communication services 0.30%
Other securities		43,251

Total convertible bonds (cost: $53,508,000)		43,251

Convertible stocks 0.48%	Shares
Other 0.48%
Other securities		68,360

Total convertible stocks (cost: $91,958,000)		68,360

Preferred securities 0.13%
Other 0.13%
Other securities		18,443

Total preferred securities (cost: $13,835,000)		18,443

4	American High-Income Trust

Common stocks 1.04%	Shares	Value (000)
Materials 0.20%
First Quantum Minerals Ltd.	474,000	$2,422
Other securities		26,790
		29,212

Communication services 0.05%
Frontier Communications Corp., Class B6	93,331	36
Other securities		6,394
		6,430

Financials 0.04%
Navient Corp.	750,000	5,685

Other 0.75%
Other securities		106,063

Total common stocks (cost: $333,540,000)		147,390

Rights & warrants 0.02%
Other 0.02%
Other securities		3,095

Total rights & warrants (cost: $28,009,000)		3,095

Short-term securities 6.42%
Money market investments 6.42%
Capital Group Central Cash Fund 1.00%[7]	9,146,147	914,981

Total short-term securities (cost: $914,790,000)		914,981
Total investment securities 97.71% (cost: $16,785,429,000)		13,924,336
Other assets less liabilities 2.29%		326,203

Net assets 100.00%		$14,250,539

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $8,112,000, which represented .06% of the net assets of the fund.

American High-Income Trust	5

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$132,651	$8,516	$6,367	$2,149

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2020, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Corporate bonds & notes 0.08%
Health care 0.03%
Concordia International Corp. 8.00% 2024	$3,251,000	—	—	$3,251,000
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.95% 2024[4]	883,960	—	9,020	874,940
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[4,5]	$7,958,333	—	—	$7,958,333
Common stocks 0.54%
Health care 0.40%
Rotech Healthcare Inc.[6,8,9,10]	1,916,276	—	—	1,916,276
Advanz Pharma Corp. Ltd.[6,10]	2,244,779	—	—	2,244,779
Advanz Pharma Corp. Ltd.[6]	433,351	—	—	433,351
Energy 0.14%
Ascent Resources - Utica, LLC, Class A6,8,9,10	90,532,504	—	—	90,532,504
Tribune Resources, LLC[6,8]	6,028,136	—	—	6,028,136
White Star Petroleum Corp., Class A6,8,9,10	24,665,117	—	—	24,665,117
Jones Energy II, Inc., Class A6,8,11	475,238	—	475,238	—
Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[8,9]	2,032,968	—	—	2,032,968
Tribune Resources, LLC, Class B, warrants, expire 2023[8,9]	1,581,198	—	—	1,581,198
Tribune Resources, LLC, Class C, warrants, expire 2023[8,9]	1,480,250	—	—	1,480,250

6	American High-Income Trust

	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2020 (000)
Corporate bonds & notes 0.08%
Health care 0.03%
Concordia International Corp. 8.00% 2024	$—	$(276)	$105	$2,877
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.95% 2024[4]	(1)	(63)	29	760
				3,637
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[4,5]	—	65	—	7,063
Common stocks 0.54%
Health care 0.40%
Rotech Healthcare Inc.[6,8,9,10]	—	19,163	—	45,990
Advanz Pharma Corp. Ltd.[6,10]	—	(18,315)	—	8,642
Advanz Pharma Corp. Ltd.[6]	—	(3,536)	—	1,669
				56,301
Energy 0.14%
Ascent Resources - Utica, LLC, Class A6,8,9,10	—	(6,337)	—	10,864
Tribune Resources, LLC[6,8]	—	(3,768)	—	9,796
White Star Petroleum Corp., Class A6,8,9,10	—	(247)	—	—	[12]
Jones Energy II, Inc., Class A6,8,11	(727)	1,945	—	—
				20,660
Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[8,9]	—	(138)	—	17
Tribune Resources, LLC, Class B, warrants, expire 2023[8,9]	—	(74)	—	7
Tribune Resources, LLC, Class C, warrants, expire 2023[8,9]	—	(50)	—	4
				28
Total 0.62%	$(728)	$(11,631)	$134	$87,689

American High-Income Trust	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,549,650,000, which represented 60.00% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Step bond; coupon rate may change at a later date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $766,254,000, which represented 5.38% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Security did not produce income during the last 12 months.
[7]	Rate represents the seven-day yield at 3/31/2020.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $227,935,000, which represented 1.60% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Unaffiliated issuer at 3/31/2020.
[12]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$41,128	$45,990	.32%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	10,864	.08
Advanz Pharma Corp. Ltd.	8/31/2018	28,414	8,642	.06
White Star Petroleum Corp., Class A	6/30/2016	16,491	—	.00
Total private placement securities		$90,373	$65,496	.46%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

8	American High-Income Trust

Financial statements

Statement of assets and liabilities at March 31, 2020	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,615,557)	$13,836,647
Affiliated issuers (cost: $169,872)	87,689	$13,924,336
Cash		19,853
Cash collateral pledged for futures contracts		10
Receivables for:
Sales of investments	160,621
Sales of fund’s shares	16,070
Dividends and interest	294,411
Variation margin on swap contracts	2,067
Other	118	473,287
		14,417,486
Liabilities:
Payables for:
Purchases of investments	123,600
Repurchases of fund’s shares	32,130
Dividends on fund’s shares	3,698
Investment advisory services	3,948
Services provided by related parties	3,184
Trustees’ deferred compensation	294
Variation margin on swap contracts	26
Other	67	166,947
Net assets at March 31, 2020		$14,250,539

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,806,143
Total accumulated loss		(4,555,604)
Net assets at March 31, 2020		$14,250,539

See notes to financial statements.

American High-Income Trust	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,647,670 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$8,842,371	1,022,369	$8.65
Class C	410,572	47,471	8.65
Class T	8	1	8.65
Class F-1	361,806	41,833	8.65
Class F-2	1,053,257	121,780	8.65
Class F-3	485,791	56,168	8.65
Class 529-A	274,146	31,697	8.65
Class 529-C	41,860	4,840	8.65
Class 529-E	12,870	1,488	8.65
Class 529-T	10	1	8.65
Class 529-F-1	27,160	3,140	8.65
Class R-1	12,429	1,437	8.65
Class R-2	114,884	13,283	8.65
Class R-2E	6,461	747	8.65
Class R-3	131,984	15,260	8.65
Class R-4	111,855	12,933	8.65
Class R-5E	9,215	1,065	8.65
Class R-5	65,967	7,627	8.65
Class R-6	2,287,893	264,530	8.65

See notes to financial statements.

10	American High-Income Trust

Statement of operations for the six months ended March 31, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $25; also includes $134 from affiliates)	$573,549
Dividends	11,509	$585,058
Fees and expenses*:
Investment advisory services	23,986
Distribution services	18,212
Transfer agent services	9,128
Administrative services	2,461
Reports to shareholders	476
Registration statement and prospectus	323
Trustees’ compensation	44
Auditing and legal	152
Custodian	27
Other	344	55,153
Net investment income		529,905

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $1,012):
Unaffiliated issuers	(259,229)
Affiliated issuers	(728)
Futures contracts	(328)
Swap contracts	53,080
Currency transactions	(22)	(207,227)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(2,008,506)
Affiliated issuers	(11,631)
Futures contracts	(347)
Swap contracts	2,239
Currency translations	4	(2,018,241)
Net realized loss and unrealized depreciation		(2,225,468)
Net decrease in net assets resulting from operations		$(1,695,563)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American High-Income Trust	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2020*	Year ended September 30, 2019
Operations:
Net investment income	$529,905	$1,002,974
Net realized (loss) gain	(207,227)	61,616
Net unrealized depreciation	(2,018,241)	(524,559)
Net (decrease) increase in net assets resulting from operations	(1,695,563)	540,031

Distributions paid or accrued to shareholders	(518,860)	(1,013,768)

Net capital share transactions	(4,450)	498,837

Total (decrease) increase in net assets	(2,218,873)	25,100

Net assets:
Beginning of period	16,469,412	16,444,312
End of period	$14,250,539	$16,469,412

*	Unaudited.

See notes to financial statements.

12	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American High-Income Trust	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	American High-Income Trust

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American High-Income Trust	15

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

16	American High-Income Trust

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):

American High-Income Trust	17

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$12,622,611	$60,508	$12,683,119
U.S. Treasury bonds & notes	—	40,714	—	40,714
Other	—	4,983	—	4,983
Convertible bonds	—	43,251	—	43,251
Convertible stocks	44,589	—	23,771	68,360
Preferred securities	1,224	17,219	—	18,443
Common stocks	80,728	9,796	56,866	147,390
Rights & warrants	—	37	3,058	3,095
Short-term securities	914,981	—	—	914,981
Total	$1,041,522	$12,738,611	$144,203	$13,924,336

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$2,149	$—	$2,149

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended March 31, 2020 (dollars in thousands):

Beginning value at 10/1/2019	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2020
$191,236	$—	$139,252	$(43,632)	$1,800	$(94,533)	$(49,920)	$144,203
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2020							$(42,897)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

18	American High-Income Trust

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2020	Valuation techniques	Unobservable input(s)	Range (if appropriate)	Weighted Average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$60,508	Yield analysis	Yield to maturity risk premium	0	0	Decrease
		Redemption value	Risk Discount	10%	10%	Decrease
Convertible stocks	23,771	Multiple of revenue	Revenue multiple	0.7x	0.7x	Increase
Common stocks	56,866	Market comparables	EBITDA multiple	4.7x	4.7x	Increase
			DLOM	22%	22%	Decrease
		Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
Rights & warrants	3,058	Black-Scholes	Implied volatility	30%	30%	Increase
		Market	$ per acre	$4.5K	$4.5K	Increase
		comparables	$ per thousand Boe per day	$25K	$25K	Increase
			Adjustment based on proxy	47%	47%	Decrease
	$144,203

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrel of oil equivalent

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation, and amortization

American High-Income Trust	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

20	American High-Income Trust

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

American High-Income Trust	21

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2020, the fund’s maximum exposure of unfunded bond commitments was $2,798,000, which would represent ..02% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

22	American High-Income Trust

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. As of March 31, 2020, the fund did not have any futures contracts. The average month-end notional amount of futures contracts while held was $646,733,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

American High-Income Trust	23

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $648,573,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended March 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap	Credit	Unrealized appreciation*	$2,149	Unrealized depreciation*	$—

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(328)	Net unrealized depreciation on futures contracts	$(347)
Swap	Credit	Net realized gain on swap contracts	53,080	Net unrealized appreciation on swap contracts	2,239
			$52,752		$1,892

*	Includes cumulative appreciation/depreciation on credit default swaps as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

24	American High-Income Trust

Collateral — The fund participates in a collateral program due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American High-Income Trust	25

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$31,059
Capital loss carryforward*	(1,251,710)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$105,640
Gross unrealized depreciation on investments	(3,216,642)
Net unrealized depreciation on investments	(3,111,002)
Cost of investments	17,031,120

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2020		Year ended September 30, 2019
Class A	$322,163		$643,057
Class C	13,589		30,370
Class T	—	*	1
Class F-1	13,607		28,431
Class F-2	41,537		81,669
Class F-3	18,327		30,903
Class 529-A	9,774		19,611
Class 529-C	1,371		3,173
Class 529-E	461		943
Class 529-T	—	*	1
Class 529-F-1	1,038		2,079
Class R-1	361		545
Class R-2	3,737		7,812
Class R-2E	233		454
Class R-3	4,777		9,940
Class R-4	4,129		8,486
Class R-5E	313		408
Class R-5	2,568		5,102
Class R-6	80,875		140,783
Total	$518,860		$1,013,768

*	Amount less than one thousand.

26	American High-Income Trust

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2020, the investment advisory services fee was $23,986,000, which was equivalent to an annualized rate of 0.292% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

American High-Income Trust	27

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	American High-Income Trust

For the six months ended March 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$13,432	$6,977		$1,543		Not applicable
Class C	2,442	336		74		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	540	319		65		Not applicable
Class F-2	Not applicable	692		190		Not applicable
Class F-3	Not applicable	19		83		Not applicable
Class 529-A	359	197		47		$99
Class 529-C	242	32		8		16
Class 529-E	37	4		2		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	20		5		10
Class R-1	66	11		2		Not applicable
Class R-2	507	262		20		Not applicable
Class R-2E	24	10		1		Not applicable
Class R-3	399	139		24		Not applicable
Class R-4	164	72		20		Not applicable
Class R-5E	Not applicable	8		1		Not applicable
Class R-5	Not applicable	22		12		Not applicable
Class R-6	Not applicable	8		364		Not applicable
Total class-specific expenses	$18,212	$9,128		$2,461		$130

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $44,000 in the fund’s statement of operations reflects $38,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American High-Income Trust	29

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $41,187,000 and $103,344,000, respectively, which generated $1,512,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2020.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2020.

30	American High-Income Trust

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2020

Class A	$632,149	64,127	$307,932		31,702		$(1,141,938)	(120,120)	$(201,857)	(24,291)
Class C	36,482	3,695	12,891		1,326		(95,109)	(9,839)	(45,736)	(4,818)
Class T	—	—	—		—		—	—	—	—
Class F-1	75,499	7,744	12,991		1,336		(115,972)	(11,984)	(27,482)	(2,904)
Class F-2	272,923	27,925	38,209		3,928		(367,945)	(38,700)	(56,813)	(6,847)
Class F-3	132,330	13,349	17,704		1,824		(110,455)	(11,476)	39,579	3,697
Class 529-A	24,336	2,462	9,724		1,001		(35,265)	(3,624)	(1,205)	(161)
Class 529-C	4,649	468	1,362		140		(10,462)	(1,065)	(4,451)	(457)
Class 529-E	934	95	457		47		(2,249)	(232)	(858)	(90)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	3,341	340	1,026		106		(6,402)	(661)	(2,035)	(215)
Class R-1	8,554	869	358		37		(3,706)	(378)	5,206	528
Class R-2	17,170	1,760	3,681		379		(30,960)	(3,186)	(10,109)	(1,047)
Class R-2E	997	100	232		24		(2,667)	(271)	(1,438)	(147)
Class R-3	21,152	2,159	4,703		483		(36,868)	(3,834)	(11,013)	(1,192)
Class R-4	19,270	1,982	4,103		422		(32,750)	(3,370)	(9,377)	(966)
Class R-5E	3,440	346	311		32		(1,693)	(173)	2,058	205
Class R-5	7,679	795	2,557		263		(12,642)	(1,328)	(2,406)	(270)
Class R-6	301,536	31,361	80,887		8,338		(58,936)	(6,112)	323,487	33,587
Total net increase (decrease)	$1,562,441	159,577	$499,128		51,388		$(2,066,019)	(216,353)	$(4,450)	(5,388)

See end of table for footnotes.

American High-Income Trust	31

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2019

Class A	$1,210,967	120,465	$613,898	61,272		$(1,844,002)	(183,917)	$(19,137)	(2,180)
Class C	77,534	7,716	28,744	2,870		(184,073)	(18,354)	(77,795)	(7,768)
Class T	—	—	—	—		—	—	—	—
Class F-1	170,018	17,012	27,266	2,721		(219,991)	(21,931)	(22,707)	(2,198)
Class F-2	905,852	90,078	75,986	7,582		(818,002)	(81,662)	163,836	15,998
Class F-3	288,032	28,594	29,828	2,975		(218,500)	(21,768)	99,360	9,801
Class 529-A	48,372	4,812	19,516	1,948		(71,035)	(7,090)	(3,147)	(330)
Class 529-C	9,014	898	3,149	314		(22,296)	(2,225)	(10,133)	(1,013)
Class 529-E	2,432	241	937	94		(3,399)	(339)	(30)	(4)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	10,487	1,043	2,068	206		(6,865)	(686)	5,690	563
Class R-1	2,494	248	541	54		(4,438)	(442)	(1,403)	(140)
Class R-2	32,140	3,202	7,740	772		(42,743)	(4,265)	(2,863)	(291)
Class R-2E	3,596	357	454	46		(1,770)	(177)	2,280	226
Class R-3	41,777	4,162	9,861	984		(57,697)	(5,753)	(6,059)	(607)
Class R-4	32,902	3,270	8,452	844		(36,738)	(3,661)	4,616	453
Class R-5E	6,084	606	407	41		(1,249)	(124)	5,242	523
Class R-5	15,588	1,554	5,084	507		(23,888)	(2,380)	(3,216)	(319)
Class R-6	445,117	44,364	140,294	13,997		(221,109)	(21,962)	364,302	36,399
Total net increase (decrease)	$3,302,406	328,622	$974,226	97,227		$(3,777,795)	(376,736)	$498,837	49,113

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

32	American High-Income Trust

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,089,527,000 and $4,858,722,000, respectively, during the six months ended March 31, 2020.

American High-Income Trust	33

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2020[5,6]	$9.96	$.31	$(1.31)	$(1.00)
9/30/2019	10.25	.62	(.29)	.33
9/30/2018	10.48	.61	(.25)	.36
9/30/2017	10.18	.60	.27	.87
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.64	(1.25)	(.61)
Class C:
3/31/2020[5,6]	9.96	.27	(1.31)	(1.04)
9/30/2019	10.25	.55	(.29)	.26
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
Class T:
3/31/2020[5,6]	9.96	.32	(1.31)	(.99)
9/30/2019	10.25	.65	(.29)	.36
9/30/2018	10.48	.63	(.25)	.38
9/30/2017[5,11]	10.40	.30	.06	.36
Class F-1:
3/31/2020[5,6]	9.96	.31	(1.31)	(1.00)
9/30/2019	10.25	.62	(.29)	.33
9/30/2018	10.48	.61	(.25)	.36
9/30/2017	10.18	.60	.26	.86
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.63	(1.25)	(.62)
Class F-2:
3/31/2020[5,6]	9.96	.32	(1.31)	(.99)
9/30/2019	10.25	.65	(.29)	.36
9/30/2018	10.48	.64	(.25)	.39
9/30/2017	10.18	.62	.27	.89
9/30/2016	9.83	.63	.34	.97
9/30/2015	11.09	.66	(1.25)	(.59)
Class F-3:
3/31/2020[5,6]	9.96	.33	(1.31)	(.98)
9/30/2019	10.25	.66	(.29)	.37
9/30/2018	10.48	.65	(.25)	.40
9/30/2017[5,12]	10.38	.43	.08	.51

34	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.31)	$8.65	(10.36)%[7]	$8,842		.73%[8]		.73%[8]		6.40%[8]
(.62)	9.96	3.39	10,428		.72		.72		6.14
(.59)	10.25	3.59	10,753		.69		.69		5.92
(.57)	10.48	8.73	11,666		.69		.69		5.79
(.60)	10.18	10.15	11,897		.71		.71		6.28
(.65)	9.83	(5.84)	12,033		.67		.67		5.94

(.27)	8.65	(10.69)[7]	411		1.47	[8]	1.47	[8]	5.66	[8]
(.55)	9.96	2.61	521		1.48		1.48		5.38
(.51)	10.25	2.77	616		1.48		1.48		5.11
(.49)	10.48	7.87	760		1.48		1.48		5.00
(.52)	10.18	9.28	871		1.51		1.51		5.49
(.56)	9.83	(6.59)	967		1.47		1.47		5.14

(.32)	8.65	(10.25)[7,9]	—	[10]	.47	[8,9]	.47	[8,9]	6.66	[8,9]
(.65)	9.96	3.65 [9]	—	[10]	.47	[9]	.47	[9]	6.39	[9]
(.61)	10.25	3.82 [9]	—	[10]	.47	[9]	.47	[9]	6.13	[9]
(.28)	10.48	3.54 [7,9]	—	[10]	.23	[7,9]	.23	[7,9]	2.84	[7,9]

(.31)	8.65	(10.36)[7]	362		.73	[8]	.73	[8]	6.40	[8]
(.62)	9.96	3.37	446		.74		.74		6.12
(.59)	10.25	3.54	481		.73		.73		5.86
(.56)	10.48	8.69	611		.73		.73		5.75
(.60)	10.18	10.12	643		.74		.74		6.26
(.64)	9.83	(5.87)	677		.70		.70		5.91

(.32)	8.65	(10.23)[7]	1,053		.45	[8]	.45	[8]	6.68	[8]
(.65)	9.96	3.66	1,281		.46		.46		6.41
(.62)	10.25	3.82	1,155		.46		.46		6.15
(.59)	10.48	8.99	1,103		.46		.46		6.04
(.62)	10.18	10.41	1,171		.48		.48		6.53
(.67)	9.83	(5.64)	1,281		.45		.45		6.15

(.33)	8.65	(10.19)[7]	486		.34	[8]	.34	[8]	6.79	[8]
(.66)	9.96	3.77	523		.36		.36		6.50
(.63)	10.25	3.93	437		.36		.36		6.26
(.41)	10.48	4.95 [7]	354		.35	[8]	.35	[8]	6.05	[8]

See end of table for footnotes.

American High-Income Trust	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2020[5,6]	$9.96	$.31	$(1.31)	$(1.00)
9/30/2019	10.25	.62	(.29)	.33
9/30/2018	10.48	.60	(.25)	.35
9/30/2017	10.18	.59	.27	.86
9/30/2016	9.83	.60	.34	.94
9/30/2015	11.09	.63	(1.25)	(.62)
Class 529-C:
3/31/2020[5,6]	9.96	.27	(1.31)	(1.04)
9/30/2019	10.25	.54	(.29)	.25
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.51	.27	.78
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
Class 529-E:
3/31/2020[5,6]	9.96	.30	(1.31)	(1.01)
9/30/2019	10.25	.60	(.29)	.31
9/30/2018	10.48	.58	(.25)	.33
9/30/2017	10.18	.57	.27	.84
9/30/2016	9.83	.58	.34	.92
9/30/2015	11.09	.61	(1.25)	(.64)
Class 529-T:
3/31/2020[5,6]	9.96	.32	(1.31)	(.99)
9/30/2019	10.25	.64	(.29)	.35
9/30/2018	10.48	.63	(.25)	.38
9/30/2017[5,11]	10.40	.29	.07	.36
Class 529-F-1:
3/31/2020[5,6]	9.96	.32	(1.31)	(.99)
9/30/2019	10.25	.64	(.29)	.35
9/30/2018	10.48	.63	(.25)	.38
9/30/2017	10.18	.62	.26	.88
9/30/2016	9.83	.62	.34	.96
9/30/2015	11.09	.65	(1.25)	(.60)
Class R-1:
3/31/2020[5,6]	9.96	.27	(1.31)	(1.04)
9/30/2019	10.25	.55	(.29)	.26
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)

36	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.31)	$8.65	(10.37)%[7]	$274		.76%[8]		.76%[8]		6.38%[8]
(.62)	9.96	3.34	317		.78		.78		6.08
(.58)	10.25	3.51	330		.77		.77		5.84
(.56)	10.48	8.66	320		.76		.76		5.72
(.59)	10.18	10.05	314		.81		.81		6.18
(.64)	9.83	(5.93)	312		.76		.76		5.84

(.27)	8.65	(10.71)[7]	42		1.50	[8]	1.50	[8]	5.63	[8]
(.54)	9.96	2.58	53		1.51		1.51		5.35
(.51)	10.25	2.73	65		1.53		1.53		5.06
(.48)	10.48	7.83	100		1.53		1.53		4.95
(.52)	10.18	9.22	104		1.57		1.57		5.43
(.56)	9.83	(6.65)	108		1.53		1.53		5.07

(.30)	8.65	(10.45)[7]	13		.94	[8]	.94	[8]	6.19	[8]
(.60)	9.96	3.15	16		.96		.96		5.90
(.56)	10.25	3.31	16		.96		.96		5.64
(.54)	10.48	8.44	17		.96		.96		5.52
(.57)	10.18	9.85	17		1.00		1.00		5.99
(.62)	9.83	(6.12)	17		.97		.97		5.63

(.32)	8.65	(10.27)[7,9]	—	[10]	.53	[8,9]	.53	[8,9]	6.60	[8,9]
(.64)	9.96	3.59 [9]	—	[10]	.53	[9]	.53	[9]	6.32	[9]
(.61)	10.25	3.76 [9]	—	[10]	.52	[9]	.52	[9]	6.08	[9]
(.28)	10.48	3.51 [7,9]	—	[10]	.26	[7,9]	.26	[7,9]	2.81	[7,9]

(.32)	8.65	(10.27)[7]	27		.53	[8]	.53	[8]	6.60	[8]
(.64)	9.96	3.58	33		.54		.54		6.32
(.61)	10.25	3.75	29		.54		.54		6.07
(.58)	10.48	8.89	28		.54		.54		5.94
(.61)	10.18	10.30	24		.58		.58		6.40
(.66)	9.83	(5.71)	22		.54		.54		6.07

(.27)	8.65	(10.70)[7]	12		1.50	[8]	1.50	[8]	5.68	[8]
(.55)	9.96	2.61	9		1.49		1.49		5.38
(.51)	10.25	2.77	11		1.48		1.48		5.12
(.49)	10.48	7.89	12		1.47		1.47		5.02
(.52)	10.18	9.29	16		1.50		1.50		5.51
(.56)	9.83	(6.58)	19		1.46		1.46		5.15

See end of table for footnotes.

American High-Income Trust	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2020[5,6]	$9.96	$.27	$(1.31)	$(1.04)
9/30/2019	10.25	.55	(.29)	.26
9/30/2018	10.48	.53	(.25)	.28
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
Class R-2E:
3/31/2020[5,6]	9.96	.29	(1.31)	(1.02)
9/30/2019	10.25	.58	(.29)	.29
9/30/2018	10.48	.56	(.25)	.31
9/30/2017	10.18	.55	.27	.82
9/30/2016	9.83	.57	.34	.91
9/30/2015	11.09	.63	(1.25)	(.62)
Class R-3:
3/31/2020[5,6]	9.96	.29	(1.31)	(1.02)
9/30/2019	10.25	.59	(.29)	.30
9/30/2018	10.48	.58	(.25)	.33
9/30/2017	10.18	.57	.27	.84
9/30/2016	9.83	.58	.34	.92
9/30/2015	11.09	.60	(1.25)	(.65)
Class R-4:
3/31/2020[5,6]	9.96	.31	(1.31)	(1.00)
9/30/2019	10.25	.63	(.29)	.34
9/30/2018	10.48	.61	(.25)	.36
9/30/2017	10.18	.60	.27	.87
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.64	(1.25)	(.61)
Class R-5E:
3/31/2020[5,6]	9.96	.32	(1.31)	(.99)
9/30/2019	10.25	.65	(.29)	.36
9/30/2018	10.48	.63	(.25)	.38
9/30/2017	10.18	.63	.27	.90
9/30/2016[5,13]	9.70	.53	.47	1.00
Class R-5:
3/31/2020[5,6]	9.96	.32	(1.31)	(.99)
9/30/2019	10.25	.66	(.29)	.37
9/30/2018	10.48	.64	(.25)	.39
9/30/2017	10.18	.63	.27	.90
9/30/2016	9.83	.64	.34	.98
9/30/2015	11.09	.67	(1.25)	(.58)

38	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.27)	$8.65	(10.69)%[7]	$115		1.47%[8]		1.47%[8]		5.66%[8]
(.55)	9.96	2.63	143		1.46		1.46		5.40
(.51)	10.25	2.80	150		1.46		1.46		5.14
(.49)	10.48	7.90	166		1.46		1.46		5.02
(.52)	10.18	9.27	184		1.52		1.52		5.47
(.56)	9.83	(6.60)	183		1.48		1.48		5.13

(.29)	8.65	(10.56)[7]	7		1.18	[8]	1.18	[8]	5.96	[8]
(.58)	9.96	2.93	9		1.17		1.17		5.68
(.54)	10.25	3.09	7		1.18		1.18		5.44
(.52)	10.48	8.22	6		1.16		1.16		5.31
(.56)	10.18	9.72	3		1.16		1.16		5.66
(.64)	9.83	(5.94)[9]	—	[10]	.79	[9]	.79	[9]	5.76	[9]

(.29)	8.65	(10.49)[7]	132		1.01	[8]	1.01	[8]	6.12	[8]
(.59)	9.96	3.09	164		1.01		1.01		5.85
(.56)	10.25	3.26	175		1.01		1.01		5.60
(.54)	10.48	8.40	190		1.00		1.00		5.49
(.57)	10.18	9.78	195		1.06		1.06		5.95
(.61)	9.83	(6.16)	209		1.01		1.01		5.61

(.31)	8.65	(10.34)[7]	112		.70	[8]	.70	[8]	6.44	[8]
(.63)	9.96	3.41	138		.71		.71		6.16
(.59)	10.25	3.57	138		.70		.70		5.90
(.57)	10.48	8.73	158		.69		.69		5.79
(.60)	10.18	10.13	159		.73		.73		6.29
(.65)	9.83	(5.86)	180		.69		.69		5.93

(.32)	8.65	(10.26)[7]	9		.50	[8]	.50	[8]	6.64	[8]
(.65)	9.96	3.62	8		.49		.49		6.35
(.61)	10.25	3.80	3		.48		.48		6.22
(.60)	10.48	9.02	—	[10]	.59		.42		6.06
(.52)	10.18	10.70 [7]	—	[10]	.58	[8]	.57	[8]	6.37	[8]

(.32)	8.65	(10.21)[7]	66		.39	[8]	.39	[8]	6.74	[8]
(.66)	9.96	3.72	79		.41		.41		6.46
(.62)	10.25	3.88	84		.40		.40		6.20
(.60)	10.48	9.05	82		.40		.40		6.08
(.63)	10.18	10.47	76		.42		.42		6.61
(.68)	9.83	(5.58)	88		.39		.39		6.23

See end of table for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2020[5,6]	$9.96	$.33	$(1.31)	$(.98)
9/30/2019	10.25	.66	(.29)	.37
9/30/2018	10.48	.65	(.25)	.40
9/30/2017	10.18	.63	.27	.90
9/30/2016	9.83	.64	.34	.98
9/30/2015	11.09	.67	(1.25)	(.58)

	Six months ended March 31,	Year ended September 30,
	2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[14]	33%	52%	62%	73%	76%	49%

See notes to financial statements.

40	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[4]	Ratio of expenses to average net assets after reimbursements[3,4]	Ratio of net income to average net assets[3]

$(.33)	$8.65	(10.18)%[7]	$2,288	.34%[8]	.34%[8]	6.80%[8]
(.66)	9.96	3.78	2,301	.35	.35	6.51
(.63)	10.25	3.94	1,994	.35	.35	6.26
(.60)	10.48	9.10	1,776	.35	.35	6.12
(.63)	10.18	10.54	1,169	.36	.36	6.62
(.68)	9.83	(5.53)	1,046	.34	.34	6.26

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

American High-Income Trust	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2019, through March 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American High-Income Trust

	Beginning account value 10/1/2019	Ending account value 3/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$896.38	$3.46	.73%
Class A – assumed 5% return	1,000.00	1,021.35	3.69	.73
Class C – actual return	1,000.00	893.10	6.96	1.47
Class C – assumed 5% return	1,000.00	1,017.65	7.41	1.47
Class T – actual return	1,000.00	897.54	2.23	.47
Class T – assumed 5% return	1,000.00	1,022.65	2.38	.47
Class F-1 – actual return	1,000.00	896.39	3.46	.73
Class F-1 – assumed 5% return	1,000.00	1,021.35	3.69	.73
Class F-2 – actual return	1,000.00	897.68	2.13	.45
Class F-2 – assumed 5% return	1,000.00	1,022.75	2.28	.45
Class F-3 – actual return	1,000.00	898.14	1.61	.34
Class F-3 – assumed 5% return	1,000.00	1,023.30	1.72	.34
Class 529-A – actual return	1,000.00	896.29	3.60	.76
Class 529-A – assumed 5% return	1,000.00	1,021.20	3.84	.76
Class 529-C – actual return	1,000.00	892.95	7.10	1.50
Class 529-C – assumed 5% return	1,000.00	1,017.50	7.57	1.50
Class 529-E – actual return	1,000.00	895.46	4.45	.94
Class 529-E – assumed 5% return	1,000.00	1,020.30	4.75	.94
Class 529-T – actual return	1,000.00	897.30	2.51	.53
Class 529-T – assumed 5% return	1,000.00	1,022.35	2.68	.53
Class 529-F-1 – actual return	1,000.00	897.33	2.51	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,022.35	2.68	.53
Class R-1 – actual return	1,000.00	893.00	7.10	1.50
Class R-1 – assumed 5% return	1,000.00	1,017.50	7.57	1.50
Class R-2 – actual return	1,000.00	893.06	6.96	1.47
Class R-2 – assumed 5% return	1,000.00	1,017.65	7.41	1.47
Class R-2E – actual return	1,000.00	894.40	5.59	1.18
Class R-2E – assumed 5% return	1,000.00	1,019.10	5.96	1.18
Class R-3 – actual return	1,000.00	895.13	4.79	1.01
Class R-3 – assumed 5% return	1,000.00	1,019.95	5.10	1.01
Class R-4 – actual return	1,000.00	896.56	3.32	.70
Class R-4 – assumed 5% return	1,000.00	1,021.50	3.54	.70
Class R-5E – actual return	1,000.00	897.44	2.37	.50
Class R-5E – assumed 5% return	1,000.00	1,022.50	2.53	.50
Class R-5 – actual return	1,000.00	897.91	1.85	.39
Class R-5 – assumed 5% return	1,000.00	1,023.05	1.97	.39
Class R-6 – actual return	1,000.00	898.16	1.61	.34
Class R-6 – assumed 5% return	1,000.00	1,023.30	1.72	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American High-Income Trust	43

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

44	American High-Income Trust

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 31, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

American High-Income Trust	45

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American High-Income Trust

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American High-Income Trust	47

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48	American High-Income Trust

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American High-Income Trust	49

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50	American High-Income Trust

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American High-Income Trust	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete March 31, 2020, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust®

Investment portfolio

March 31, 2020

unaudited

Bonds, notes & other debt instruments 89.32% Corporate bonds & notes 89.00% Communication services 17.26%	Principal amount (000)	Value (000)
Allen Media, LLC 10.50% 20281	$6,085	$5,016
Allen Media, LLC, Term Loan-B, (3-month USD-LIBOR + 5.50%) 7.231% 20272,3,4	9,125	7,984
Altice NV 7.50% 20261	11,900	11,639
AMC Networks Inc. 4.75% 2025	5,050	4,943
Banijay Enteraintment 5.375% 20251	14,900	13,745
Cablevision Systems Corp. 6.75% 2021	44,150	45,773
Cablevision Systems Corp. 5.50% 20271	2,700	2,809
Cablevision Systems Corp. 5.375% 20281	5,775	5,931
Cablevision Systems Corp. 5.75% 20301	17,425	17,638
CBS Corp. 7.25% 20241	3,325	2,805
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20231	8,000	8,030
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20231	7,725	7,851
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20241	5,200	5,350
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20251	1,600	1,650
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	11,000	11,215
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20261	61,225	62,202
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	32,890	33,285
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	41,050	41,442
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20291	15,525	16,040
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	79,725	78,579
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	68,130	68,338
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20321	33,395	32,755
CenturyLink, Inc. 6.75% 2023	65,675	70,210
CenturyLink, Inc. 7.50% 2024	9,100	10,021
CenturyLink, Inc. 5.125% 20261	30,150	30,225
CenturyLink, Inc. 4.00% 20271	10,525	10,130
CenturyLink, Inc., Series T, 5.80% 2022	10,550	10,705
Cinemark USA, Inc. 4.875% 2023	9,673	7,303
Clear Channel Worldwide Holdings, Inc. 9.25% 20241	19,527	16,915
CSC Holdings, LLC 5.375% 20231	5,975	6,072
CSC Holdings, LLC 7.75% 20251	1,500	1,571
Cumulus Media New Holdings Inc. 6.75% 20261	22,325	20,106
Diamond Sports Group LLC 5.375% 20261	25,270	20,674
Diamond Sports Group LLC 6.625% 20271	18,416	12,418
DISH DBS Corp. 5.125% 2020	4,850	4,830
DISH DBS Corp. 5.875% 2022	4,800	4,700
Embarq Corp. 7.995% 2036	33,610	33,453
Entercom Media Corp. 6.50% 20271	3,630	3,180
Front Range BidCo, Inc. 6.125% 20281	25,800	24,655
Frontier Communications Corp. 8.50% 2020	8,175	2,207
Frontier Communications Corp. 9.25% 2021	5,975	1,464
Frontier Communications Corp. 10.50% 20225	113,250	30,542
Frontier Communications Corp. 11.00% 20255	213,304	57,059
Frontier Communications Corp. 8.50% 20261	17,225	15,838
Frontier Communications Corp. 8.00% 20271	39,815	39,490
Getty Images Inc. 9.75% 20271	6,075	4,504

American High-Income Trust — Page 1 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Globo Comunicação e Participações SA 4.875% 20301	$8,090	$6,955
Gogo Inc. 9.875% 20241	159,725	127,182
Gray Television, Inc. 7.00% 20271	11,275	11,281
iHeartCommunications, Inc. 6.375% 2026	7,942	7,560
iHeartCommunications, Inc. 5.25% 20271	49,572	43,472
iHeartCommunications, Inc. 8.375% 2027	15,203	13,028
Inmarsat PLC 6.75% 20261	40,150	33,324
Intelsat Connect Finance S.A. 9.50% 20231	4,925	1,847
Intelsat Jackson Holding Co. 5.50% 2023	49,935	31,022
Intelsat Jackson Holding Co. 8.00% 20241	16,625	16,168
Intelsat Jackson Holding Co. 8.50% 20241	56,875	36,170
Intelsat Jackson Holding Co., Term Loan, 6.625% 20243	41,055	38,592
Lamar Media Corp. 5.75% 2026	7,100	7,304
Lamar Media Corp. 3.75% 20281	14,000	13,228
Lamar Media Corp. 4.00% 20301	9,125	8,555
Liberty Global PLC 5.50% 20281	8,250	7,801
Ligado Networks, Term Loan, (3-month USD-LIBOR + 10.75%) 11.03% 2020 (100% PIK)3,4,6	36,765	18,428
Live Nation Entertainment, Inc. 4.875% 20241	3,900	3,580
Live Nation Entertainment, Inc. 5.625% 20261	3,600	3,235
Live Nation Entertainment, Inc. 4.75% 20271	7,461	6,719
MDC Partners Inc. 6.50% 20241	168,069	127,312
Meredith Corp. 6.875% 2026	61,617	53,420
Neptune Finco Corp. (Altice NV) 6.625% 20251	12,600	13,341
Neptune Finco Corp. (Altice NV) 10.875% 20251	2,098	2,272
Netflix, Inc. 5.375% 20291	8,625	9,061
Netflix, Inc. 4.875% 20301	9,105	9,293
Nexstar Broadcasting, Inc. 5.625% 20241	14,000	13,265
Nexstar Escrow Corp. 5.625% 20271	10,975	10,789
Numericable Group SA 7.375% 20261	21,300	21,631
OUTFRONT Media Cap LLC 5.00% 20271	8,905	8,242
Qwest Capital Funding, Inc. 6.875% 2028	14,900	14,580
Sinclair Television Group, Inc. 5.125% 20271	10,675	9,112
Sinclair Television Group, Inc. 5.50% 20301	9,050	7,539
Sirius XM Radio Inc. 3.875% 20221	26,050	26,147
Sirius XM Radio Inc. 4.625% 20231	7,475	7,447
Sirius XM Radio Inc. 4.625% 20241	12,355	12,617
Sprint Communications, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.45% 20243,4	7,980	7,917
Sprint Corp. 7.25% 2021	27,868	28,876
Sprint Corp. 11.50% 2021	39,855	44,158
Sprint Corp. 7.875% 2023	13,995	15,515
Sprint Corp. 7.125% 2024	7,250	8,011
Sprint Corp. 7.625% 2026	26,121	29,709
Sprint Corp. 6.875% 2028	105,365	120,933
Sprint Corp. 7.25% 20281	2,825	2,850
Sprint Corp. 8.75% 2032	104,050	138,184
TEGNA Inc. 4.625% 20281	27,655	24,457
TEGNA Inc. 5.00% 20291	8,700	7,863
Terrier Media Buyer, Inc. 8.875% 20271	12,075	10,234
T-Mobile US, Inc. 4.00% 2022	7,025	7,095
T-Mobile US, Inc. 6.00% 2024	7,425	7,592
T-Mobile US, Inc. 6.375% 2025	9,625	9,902
T-Mobile US, Inc. 6.50% 2026	9,775	10,318
Trilogy International Partners, LLC 8.875% 20221	52,813	44,940
Twitter, Inc. 3.875% 20271	4,450	4,314

American High-Income Trust — Page 2 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications Inc. 5.125% 20231	$97,372	$86,905
Univision Communications Inc. 5.125% 20251	62,161	53,458
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)7	1,825	1,954
Warner Music Group 5.00% 20231	19,875	19,900
Warner Music Group 4.875% 20241	3,175	3,123
Warner Music Group 5.50% 20261	8,275	8,160
Ziggo B.V. 4.875% 20301	7,000	6,866
Ziggo Bond Co. BV 5.125% 20301	18,300	18,037
Ziggo Bond Finance BV 5.50% 20271	33,383	33,568
		2,459,650
Health care 15.90%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 4.739% 20263,4	12,022	9,918
Avantor, Inc. 9.00% 20251	6,000	6,354
Bausch Health Cos. Inc. 5.00% 20281	32,825	31,322
Bausch Health Cos. Inc. 7.00% 20281	16,570	17,275
Bausch Health Cos. Inc. 5.25% 20301	37,215	35,075
Catalent Pharma Solutions Inc. 5.00% 20271	695	678
Centene Corp. 4.75% 2022	52,600	53,144
Centene Corp. 4.75% 2025	29,115	29,661
Centene Corp. 4.75% 20251	1,190	1,212
Centene Corp. 5.375% 20261	36,880	38,195
Centene Corp. 5.375% 20261	4,085	4,213
Centene Corp. 4.25% 20271	65,465	65,953
Centene Corp. 4.625% 20291	93,635	94,623
Centene Corp. 3.375% 20301	25,337	23,658
Charles River Laboratories International, Inc. 5.50% 20261	7,465	7,666
Charles River Laboratories International, Inc. 4.25% 20281	15,111	14,649
Concordia International Corp. 8.00% 20248	3,251	2,877
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.95% 20243,8	875	760
DaVita HealthCare Partners Inc. 5.125% 2024	16,840	16,895
DaVita HealthCare Partners Inc. 5.00% 2025	8,825	8,869
Encompass Health Corp. 4.50% 2028	12,483	12,312
Encompass Health Corp. 4.75% 2030	7,410	7,340
Endo International PLC 5.75% 20221	44,719	33,316
Endo International PLC 6.00% 20231	62,940	46,063
Endo International PLC 5.875% 20241	28,625	27,015
Endo International PLC 6.00% 20251,7	74,535	51,312
Envision Healthcare Corp. 8.75% 20261	10,315	2,590
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 4.739% 20253,4	5,407	2,925
HCA Inc. 5.875% 2023	16,750	17,590
HCA Inc. 5.375% 2025	2,160	2,211
HCA Inc. 5.375% 2026	2,500	2,594
HCA Inc. 5.875% 2026	4,500	4,711
HCA Inc. 5.625% 2028	17,900	18,835
HCA Inc. 5.875% 2029	5,870	6,230
HCA Inc. 3.50% 2030	7,825	7,131
HCA Inc. 5.50% 2047	7,494	8,215
HCA Inc. 5.25% 2049	681	732
HealthSouth Corp. 5.75% 2024	5,060	5,115
HealthSouth Corp. 5.75% 2025	18,115	17,549
IMS Health Holdings, Inc. 5.00% 20261	27,590	28,334
Jaguar Holding Co. 6.375% 20231	27,655	28,346
Kinetic Concepts, Inc. 12.50% 20211	85,087	85,827

American High-Income Trust — Page 3 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
LifePoint Health, Inc. 4.375% 20271	$21,580	$20,490
Mallinckrodt International Finance SA 5.50% 20251	23,300	5,068
Mallinckrodt PLC 4.875% 20201	113,020	81,326
Mallinckrodt PLC 5.75% 20221	19,270	9,780
Mallinckrodt PLC 5.625% 20231	3,096	793
Molina Healthcare, Inc. 5.375% 2022	87,696	87,287
Molina Healthcare, Inc. 4.875% 20251	44,580	43,855
Ortho-Clinical Diagnostics Inc. 7.25% 20281	5,925	5,139
Owens & Minor, Inc. 3.875% 2021	32,485	31,225
Owens & Minor, Inc. 4.375% 2024	12,173	9,845
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 20253,4	12,657	8,755
Par Pharmaceutical Cos. Inc. 7.50% 20271	67,295	67,468
PAREXEL International Corp. 6.375% 20251	30,014	26,387
Radiology Partners, Inc. 9.25% 20281	25,135	21,949
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)2,3,4,6,9	61,192	53,083
Select Medical Holdings Corp. 6.25% 20261	16,434	16,524
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 6.103% 20263,4	10,410	9,282
Surgery Center Holdings 10.00% 20271	10,445	7,401
Team Health Holdings, Inc. 6.375% 20251	87,583	31,420
Team Health Holdings, Inc., Term Loan B, 3.75% 20242,3,4	13,820	8,879
Tenet Healthcare Corp. 8.125% 2022	53,630	50,967
Tenet Healthcare Corp. 6.75% 2023	3,095	2,874
Tenet Healthcare Corp. 4.625% 2024	35,111	33,619
Tenet Healthcare Corp. 4.875% 20261	115,390	110,342
Tenet Healthcare Corp. 5.125% 20271	18,840	18,063
Tenet Healthcare Corp. 6.25% 20271	16,250	15,905
Teva Pharmaceutical Finance Co. BV 2.20% 2021	5,181	4,977
Teva Pharmaceutical Finance Co. BV 2.95% 2022	4,400	4,057
Teva Pharmaceutical Finance Co. BV 2.80% 2023	98,156	90,180
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,865	91,820
Teva Pharmaceutical Finance Co. BV 7.125% 20251	47,855	47,646
Teva Pharmaceutical Finance Co. BV 3.15% 2026	32,285	27,440
Teva Pharmaceutical Finance Co. BV 6.75% 2028	40,760	39,763
Valeant Pharmaceuticals International, Inc. 6.50% 20221	10,700	10,847
Valeant Pharmaceuticals International, Inc. 5.875% 20231	3,480	3,452
Valeant Pharmaceuticals International, Inc. 7.00% 20241	2,625	2,707
Valeant Pharmaceuticals International, Inc. 6.125% 20251	148,443	147,145
Valeant Pharmaceuticals International, Inc. 9.00% 20251	50,780	53,913
Valeant Pharmaceuticals International, Inc. 9.25% 20261	56,850	59,661
Valeant Pharmaceuticals International, Inc. 8.50% 20271	15,180	15,947
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.489% 20252,3,4	7,609	7,229
Vizient Inc. 6.25% 20271	2,320	2,335
		2,266,135
Materials 11.03%
Anglo American Capital PLC 5.625% 20301	10,150	10,323
Arconic Rolled Products Corp. 6.125% 20281	4,925	5,073
Ardagh Group SA 6.50% 20271,6	15,398	13,311
Ardagh Packaging Finance 6.00% 20251	27,600	27,884
Axalta Coating Systems LLC 4.875% 20241	12,250	11,837
Berry Global Escrow Corp. 4.875% 20261	5,475	5,561
Berry Plastics Corp. 5.50% 2022	5,780	5,737
Blue Cube Spinco Inc. 9.75% 2023	4,820	5,043
Blue Cube Spinco Inc. 10.00% 2025	4,260	4,521

American High-Income Trust — Page 4 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Braskem Idesa Sapi 7.45% 20291	$1,745	$1,238
BWAY Parent Co., Inc. 5.50% 20241	28,725	26,642
BWAY Parent Co., Inc. 7.25% 20251	3,005	2,299
BWAY Parent Co., Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 5.084% 20243,4	2,985	2,470
Carlyle Group LP 8.75% 20231,6	4,410	4,008
Cascades Inc. 5.125% 20261	9,290	9,058
Chemours Co. 6.625% 2023	17,198	14,623
Chemours Co. 7.00% 2025	7,005	5,875
Cleveland-Cliffs Inc. 4.875% 20241	67,625	62,468
Cleveland-Cliffs Inc. 5.75% 2025	68,532	53,455
Cleveland-Cliffs Inc. 6.75% 20261	12,995	11,557
Cleveland-Cliffs Inc. 5.875% 20271	62,925	38,035
Cleveland-Cliffs Inc. 7.00% 20271	3,700	2,275
Consolidated Energy Finance SA 6.50% 20261	10,805	9,169
Crown Holdings, Inc. 4.50% 2023	3,000	3,094
Crown Holdings, Inc. 7.375% 2026	2,000	2,067
CVR Partners, LP 9.25% 20231	32,370	26,154
First Quantum Minerals Ltd. 7.25% 20221	42,350	37,918
First Quantum Minerals Ltd. 7.25% 20231	78,380	67,603
First Quantum Minerals Ltd. 6.50% 20241	59,748	49,965
First Quantum Minerals Ltd. 7.50% 20251	137,525	115,307
First Quantum Minerals Ltd. 6.875% 20261	69,275	55,978
Freeport-McMoRan Inc. 3.55% 2022	7,230	6,975
Freeport-McMoRan Inc. 3.875% 2023	6,879	6,595
Freeport-McMoRan Inc. 5.00% 2027	8,650	8,079
Freeport-McMoRan Inc. 4.25% 2030	9,100	7,940
Freeport-McMoRan Inc. 5.45% 2043	2,375	2,144
FXI Holdings, Inc. 7.875% 20241	124,934	85,307
FXI Holdings, Inc. 12.25% 20261	82,555	64,857
Greif, Inc. 6.50% 20271	6,955	6,709
H.I.G. Capital, LLC 6.75% 20241	5,441	4,550
Hexion Inc. 7.875% 20271	54,605	46,828
INEOS Group Holdings SA 5.625% 20241	22,325	20,483
LSB Industries, Inc. 9.625% 20231	96,350	80,813
Mineral Resources Ltd. 8.125% 20271	21,680	20,462
Neon Holdings, Inc. 10.125% 20261	23,230	20,974
Nova Chemicals Corp. 4.875% 20241	11,250	9,942
Nova Chemicals Corp. 5.25% 20271	28,550	24,212
Novelis Corp. 5.875% 20261	5,650	5,584
Novelis Corp. 4.75% 20301	15,375	13,770
OCI NV 5.25% 20241	19,870	18,976
Olin Corp. 5.00% 2030	15,004	12,970
Owens-Illinois, Inc. 5.00% 20221	3,920	3,981
Owens-Illinois, Inc. 5.875% 20231	25,970	25,613
Owens-Illinois, Inc. 6.375% 20251	8,101	7,757
Plastipak Holdings, Inc. 6.25% 20251	4,910	4,431
Platform Specialty Products Corp. 5.875% 20251	10,180	10,052
Reynolds Group Inc. 7.00% 20241	9,930	10,147
Ryerson Inc. 11.00% 20221	57,220	53,643
S.P.C.M. SA 4.875% 20251	15,510	14,773
Scotts Miracle-Gro Co. 4.50% 2029	11,800	11,329
Sealed Air Corp. 4.875% 20221	8,250	8,330
Sealed Air Corp. 5.25% 20231	4,410	4,566
Sealed Air Corp. 4.00% 20271	9,723	9,116

American High-Income Trust — Page 5 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Silgan Holdings Inc. 4.125% 20281	$11,965	$11,127
Standard Industries Inc. 6.00% 20251	5,375	5,323
Starfruit US Holdco LLC 8.00% 20261	14,250	13,633
Summit Materials, Inc. 6.125% 2023	22,562	22,421
Summit Materials, Inc. 6.50% 20271	5,385	5,135
TPC Group Inc. 10.50% 20241	29,696	24,507
Trivium Packaging BV 5.50% 20261	8,071	8,076
Trivium Packaging BV 8.50% 20271	10,567	10,678
Tronox Ltd. 5.75% 20251	5,830	5,254
Tronox Ltd. 6.50% 20261	56,238	51,040
Univar Solutions USA Inc. 5.125% 20271	4,025	3,685
Valvoline Inc. 4.25% 20301	6,545	6,124
Venator Materials Corp. 5.75% 20251	77,918	61,360
Warrior Met Coal, Inc. 8.00% 20241	13,947	11,602
Zekelman Industries Inc. 9.875% 20231	9,215	8,956
		1,571,377
Consumer discretionary 9.31%
Allied Universal Holdco LLC 6.625% 20261	16,135	15,883
Allied Universal Holdco LLC 9.75% 20271	38,735	36,774
Boyd Gaming Corp. 4.75% 20271	13,245	11,001
Cedar Fair, LP 5.25% 20291	4,045	3,440
Churchill Downs Inc. 4.75% 20281	18,520	16,215
Cirsa Gaming Corp. SA 7.875% 20231	54,897	46,377
Extended Stay America Inc. 4.625% 20271	12,476	9,800
Fertitta Entertainment, Inc. 6.75% 20241	3,365	2,145
Fertitta Entertainment, Inc. 8.75% 20251	8,525	4,465
Ford Motor Credit Co. 3.664% 2024	3,355	3,003
Ford Motor Credit Co. 5.584% 2024	1,646	1,535
Hanesbrands Inc. 4.625% 20241	22,210	22,127
Hanesbrands Inc. 4.875% 20261	30,540	30,175
Hilton Worldwide Holdings Inc. 4.875% 2030	8,495	7,280
Home Depot, Inc. 3.35% 2050	6,125	6,679
KB Home 6.875% 2027	6,000	6,051
Laureate Education, Inc. 8.25% 20251	7,150	7,168
Lennar Corp. 8.375% 2021	9,500	9,725
Lennar Corp. 4.50% 2024	1,165	1,147
Levi Strauss & Co. 5.00% 2025	7,000	6,676
Limited Brands, Inc. 6.625% 2021	6,750	6,404
Limited Brands, Inc. 6.875% 2035	5,875	4,379
Limited Brands, Inc. 6.75% 2036	8,000	5,822
M.D.C. Holdings, Inc. 6.00% 2043	6,635	6,309
Mattel, Inc. 6.75% 20251	13,475	13,829
McGraw-Hill Global Education Holdings, LLC 7.875% 20241	1,500	1,131
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.450% 20223,4	8,888	7,377
Melco International Development Ltd. 4.875% 20251	300	278
Melco International Development Ltd. 5.375% 20291	9,235	8,035
Merlin Entertainment 5.75% 20261	10,390	8,868
MGM Growth Properties LLC 5.625% 2024	5,715	5,522
MGM Resorts International 7.75% 2022	16,675	16,606
MGM Resorts International 6.00% 2023	9,190	8,926
MGM Resorts International 5.50% 2027	7,868	7,204
NCL Corp. Ltd. 3.625% 20241	13,985	9,024
Neiman Marcus Group Ltd. LLC 8.00% 20241	37,062	4,447

American High-Income Trust — Page 6 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Neiman Marcus Group Ltd. LLC 8.75% 20241	$37,592	$3,759
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)1,6	72,206	23,467
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 9.17% 2023 (10.91% PIK)3,4,6	33,624	13,618
NMG Finco PLC 5.75% 20221	15,771	10,048
Panther BF Aggregator 2, LP 6.25% 20261	22,044	20,955
Panther BF Aggregator 2, LP 8.50% 20271	26,905	23,621
Party City Holdings Inc. 6.125% 20231	7,000	1,680
Party City Holdings Inc. 6.625% 20261	5,000	525
Party City Holdings Inc., Term Loan, 4.10% 20223,4	5,454	2,814
PetSmart, Inc. 7.125% 20231	143,624	136,371
PetSmart, Inc. 5.875% 20251	95,719	95,001
PetSmart, Inc. 8.875% 20251	121,525	110,892
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 20223,4	27,053	25,926
Petsmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.00% 20223,4	23,212	22,341
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	19,845	18,009
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	42,495	34,527
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 20243	3,390	2,975
Scientific Games Corp. 6.625% 2021	8,110	6,539
Scientific Games Corp. 5.00% 20251	14,350	12,592
Scientific Games Corp. 8.25% 20261	84,040	54,267
Scientific Games Corp. 7.00% 20281	32,390	20,100
Scientific Games Corp. 7.25% 20291	38,235	23,876
Service Corp. International 5.375% 2024	9,399	9,587
ServiceMaster Global Holdings, Inc. 5.125% 20241	13,500	13,416
Six Flags Entertainment Corp. 4.875% 20241	29,500	25,186
Staples, Inc. 7.50% 20261	76,700	67,544
Staples, Inc. 10.75% 20271	19,125	14,781
Staples, Inc., Term Loan, (3 month USD-LIBOR + 4.50%) 6.015% 20243,4	5,893	4,759
Stars Group Holdings BV 7.00% 20261	7,850	7,424
Station Casinos LLC 4.50% 20281	29,625	24,218
Vici Properties LP 4.25% 20261	3,000	2,769
Vici Properties LP 4.625% 20291	6,458	5,913
VICI Properties LP / VICI Note Co. Inc. 3.50% 20251	12,905	11,994
VICI Properties LP / VICI Note Co. Inc. 3.75% 20271	7,280	6,902
VICI Properties LP / VICI Note Co. Inc. 4.125% 20301	33,065	31,515
William Carter Co. 5.625% 20271	5,120	4,943
Wyndham Worldwide Corp. 5.375% 20261	11,000	9,647
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	27,211	25,509
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20271	5,775	5,248
Wynn Macau, Ltd. 5.125% 20291	12,090	10,246
Wynn Resorts Ltd. 5.125% 20291	13,066	11,964
YUM! Brands, Inc. 7.75% 20251	7,347	7,733
		1,327,028
Industrials 8.09%
ACCO Brands Corp. 5.25% 20241	4,360	4,224
ADT Corp. 3.50% 2022	42,670	41,922
Advanced Disposal Services, Inc. 5.625% 20241	15,000	15,319
Aerovias de Mexico, S.A. de C.V. 7.00% 20251	11,813	3,633
Allison Transmission Holdings, Inc. 5.00% 20241	28,221	27,585
ARAMARK Corp. 5.00% 20281	10,000	9,362
Asgn Inc. 4.625% 20281	4,105	3,871
Ashtead Group PLC 4.125% 20251	6,770	6,228
Ashtead Group PLC 4.25% 20291	9,945	8,494

American High-Income Trust — Page 7 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC 9.00% 20241	$88,214	$71,453
Avis Budget Group, Inc. 5.50% 2023	12,225	10,498
Avis Budget Group, Inc. 5.25% 20251	5,250	4,174
Avolon Holdings Funding Ltd. 5.25% 20241	17,000	14,517
Beacon Roofing Supply, Inc. 4.875% 20251	15,689	14,258
Bohai Financial Investment Holding Co., Ltd. 5.25% 20221	19,125	17,305
Bohai Financial Investment Holding Co., Ltd. 5.125% 20231	15,000	12,984
Bohai Financial Investment Holding Co., Ltd. 5.50% 20241	4,500	3,883
Bombardier Inc. 7.50% 20241	3,010	2,122
Bombardier Inc. 7.50% 20251	6,020	4,214
Bombardier Inc. 7.875% 20271	15,070	10,513
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.989% 20253,4	2,941	2,805
Cargo Aircraft Management, Inc. 4.75% 20281	13,665	12,777
Clean Harbors, Inc. 4.875% 20271	11,620	11,439
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	586	592
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	528	510
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	331	334
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	49	49
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	1	1
Covanta Holding Corp. 5.875% 2024	15,500	14,744
Covanta Holding Corp. 5.875% 2025	7,750	7,198
Dun & Bradstreet Corp. 6.875% 20261	39,720	41,532
Dun & Bradstreet Corp. 10.25% 20271	72,207	76,940
Euramax International, Inc. 12.00% 20201	52,646	37,637
F-Brasile SpA 7.375% 20261	41,792	41,792
GW B-CR Security Corp. 9.50% 20271	12,952	11,650
Hardwoods Acquisition Inc. 7.50% 20211	28,539	10,274
Harsco Corp. 5.75% 20271	9,840	9,180
Hertz Global Holdings Inc. 7.625% 20221	5,196	4,248
IAA Spinco Inc. 5.50% 20271	1,950	1,898
Icahn Enterprises Finance Corp. 4.75% 2024	22,895	21,092
JELD-WEN Holding, Inc. 4.875% 20271	14,905	13,281
Kratos Defense & Security Solutions, Inc. 6.50% 20251	33,803	31,225
LABL Escrow Issuer, LLC 6.75% 20261	10,165	9,409
LABL Escrow Issuer, LLC 10.50% 20271	15,925	14,961
LSC Communications, Inc. 8.75% 20231	126,228	14,516
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.015% 20223,4	8,952	1,462
Moog Inc. 4.25% 20271	34,176	31,100
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20251	9,000	8,415
Northrop Grumman Corp. 5.15% 2040	7,525	9,540
Pisces Parent LLC 8.00% 20261	52,895	45,890
Prime Security Services Borrower, LLC 6.25% 20281	58,517	50,910
PrimeSource Building Products Inc. 9.00% 20231	46,991	32,659
R.R. Donnelley & Sons Co. 6.50% 2023	13,350	13,467
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.989% 20242,3,4	5,925	5,273
Rexnord Corp. 4.875% 20251	22,105	20,833
Science Applications International Corp. 4.875% 20281	12,225	11,805
Sensata Technologies Holding BV 4.875% 20231	4,225	4,045
Stericycle, Inc. 5.375% 20241	26,100	26,035
TransDigm Inc. 6.50% 2024	35,343	33,873
TransDigm Inc. 6.25% 20261	8,735	8,740
TransDigm Inc. 7.50% 2027	2,450	2,375
Triumph Group, Inc. 6.25% 20241	3,655	3,281
Uber Technologies, Inc. 7.50% 20231	16,025	15,685

American High-Income Trust — Page 8 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Uber Technologies, Inc. 8.00% 20261	$22,635	$22,477
United Continental Holdings, Inc. 6.00% 2020	14,150	13,707
United Rentals, Inc. 4.625% 2025	13,600	12,937
United Rentals, Inc. 5.875% 2026	835	852
United Rentals, Inc. 6.50% 2026	3,215	3,281
United Rentals, Inc. 3.875% 2027	7,285	6,925
United Rentals, Inc. 5.25% 2030	10,500	10,555
Virgin Australia Holdings Ltd. 7.875% 20211	11,375	5,295
Wesco Aircraft Holdings, Inc. 8.50% 20241	19,820	15,930
Wesco Aircraft Holdings, Inc. 9.00% 20261	55,140	45,105
Wesco Aircraft Holdings, Inc. 13.125% 20271	14,044	11,341
XPO Logistics, Inc. 6.75% 20241	1,870	1,840
		1,152,276
Energy 6.84%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20241	28,567	19,511
Antero Resources Corp. 5.375% 2021	14,680	10,760
Antero Resources Corp. 5.375% 2024	12,500	8,777
Ascent Resources - Utica LLC 10.00% 20221	10,510	5,701
Ascent Resources - Utica LLC 7.00% 20261	27,765	8,220
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 20233,4,8	7,958	7,063
Berry Petroleum Corp. 7.00% 20261	4,500	1,838
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 20221	11,250	8,498
Bruin E&P Partners, LLC 8.875% 20231	9,660	821
California Resources Corp. 8.00% 20221	8,385	189
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.988% 20213,4	6,000	410
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 20223,4	20,525	6,055
Carrizo Oil & Gas Inc. 6.25% 2023	42,265	10,354
Centennial Resource Production, LLC 6.875% 20271	6,857	1,728
Cheniere Energy Partners, LP 5.625% 2026	8,000	7,485
Cheniere Energy Partners, LP 4.50% 20291	18,191	16,291
Cheniere Energy, Inc. 7.00% 2024	15,255	13,424
Cheniere Energy, Inc. 5.875% 2025	4,750	4,335
Cheniere Energy, Inc. 3.70% 20291	3,386	2,547
Chesapeake Energy Corp. 4.875% 2022	28,871	3,176
Chesapeake Energy Corp. 5.75% 2023	3,704	398
Chesapeake Energy Corp. 11.50% 20251	41,252	7,013
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.878% 20243,4	23,970	9,732
Citgo Holding, Inc. 9.25% 20241	6,366	5,236
Comstock Resources, Inc. 9.75% 2026	30,205	21,661
CONSOL Energy Inc. 5.875% 2022	75,209	69,380
Constellation Oil Services Holding SA 10.00% 20241,6	105,094	42,039
Convey Park Energy LLC 7.50% 20251	18,760	13,413
CVR Energy, Inc. 5.25% 20251	9,450	7,418
CVR Energy, Inc. 5.75% 20281	5,350	4,039
DCP Midstream Operating LP 4.95% 2022	13,753	11,393
Denbury Resources Inc. 9.00% 20211	31,475	9,419
Denbury Resources Inc. 7.75% 20241	17,085	2,716
Diamond Offshore Drilling, Inc. 3.45% 2023	500	152
Diamond Offshore Drilling, Inc. 7.875% 2025	14,925	3,946
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	3,573
Enbridge Energy Partners, LP 7.375% 2045	3,450	3,809
Encino Acquisitions Partners LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 7.75% 20253,4	8,775	4,168
EP Energy Corp. 8.00% 20241,5	6,600	231

American High-Income Trust — Page 9 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EP Energy Corp. 7.75% 20261	$12,785	$1,854
EQT Corp. 6.125% 2025	4,550	3,538
EQT Corp. 7.00% 2030	3,800	2,860
Extraction Oil & Gas, Inc. 7.375% 20241	19,850	3,697
Extraction Oil & Gas, Inc. 5.625% 20261	31,080	5,394
Genesis Energy, LP 6.50% 2025	23,140	16,898
Global Partners LP/GLP Finance Corp. 7.00% 2023	6,050	5,014
Hess Midstream Partners LP 5.625% 20261	1,690	1,205
Hess Midstream Partners LP 5.125% 20281	8,200	5,794
Jonah Energy LLC 7.25% 20251	42,475	2,124
KCA Deutag UK Finance PLC 9.625% 20231	7,900	2,871
Matador Resources Co. 5.875% 2026	3,255	935
McDermott International, Inc. 10.625% 20241,5	59,725	2,912
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.25% 20253,4,5	45,362	13,699
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 9.00%) 10.806% 20203,4	13,761	12,694
Murphy Oil Corp. 6.875% 2024	7,150	4,281
Murphy Oil Corp. 5.75% 2025	5,000	2,707
Murphy Oil Corp. 5.875% 2027	10,757	5,664
Nabors Industries Inc. 5.75% 2025	3,670	839
Nabors Industries Ltd. 7.25% 20261	12,175	4,231
Neptune Energy Group Holdings Ltd. 6.625% 20251	6,800	3,859
NGL Energy Partners LP 7.50% 2023	19,850	7,046
NGL Energy Partners LP 6.125% 2025	42,680	14,884
NGPL PipeCo LLC 4.375% 20221	1,420	1,356
NGPL PipeCo LLC 4.875% 20271	1,010	902
Nine Energy Service, Inc. 8.75% 20231	8,620	2,240
Noble Corp. PLC 7.95% 20257	4,595	546
Noble Corp. PLC 8.95% 20457	14,615	1,315
NuStar Logistics, LP 4.80% 2020	1,955	1,718
NuStar Logistics, LP 6.75% 20211	7,888	6,340
NuStar Logistics, LP 6.00% 2026	10,115	7,542
Oasis Petroleum Inc. 6.875% 2022	42,395	8,691
Oasis Petroleum Inc. 6.875% 2023	5,700	1,211
Oasis Petroleum Inc. 6.25% 20261	8,710	1,460
Occidental Petroleum Corp. 2.90% 2024	4,776	2,608
Pacific Drilling SA 8.375% 20231	6,605	1,833
Parsley Energy, Inc. 5.375% 20251	2,735	2,133
Parsley Energy, Inc. 4.125% 20281	6,390	4,393
PBF Holding Co. LLC 6.00% 20281	21,300	14,484
PDC Energy Inc. 5.75% 2026	12,000	6,801
Peabody Energy Corp. 6.00% 20221	50,250	34,547
Peabody Energy Corp. 6.375% 20251	825	435
Petrobras Global Finance Co. 5.299% 2025	5,289	5,071
Petrobras Global Finance Co. 6.90% 2049	6,325	6,200
Petróleos Mexicanos 6.49% 20271	2,065	1,531
Petróleos Mexicanos 5.35% 2028	7,343	5,129
Petróleos Mexicanos 6.375% 2045	3,650	2,397
Petróleos Mexicanos 6.35% 2048	1,820	1,156
Petróleos Mexicanos 7.69% 20501	4,312	3,041
QEP Resources, Inc. 5.375% 2022	5,000	2,392
QEP Resources, Inc. 5.25% 2023	975	368
QEP Resources, Inc. 5.625% 2026	25,950	9,668
Range Resources Corp. 4.875% 2025	7,060	4,254
Sabine Pass Liquefaction, LLC 5.625% 20217	3,105	3,056

American High-Income Trust — Page 10 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2025	$1,800	$1,655
Sanchez Energy Corp. 7.25% 20231	22,796	3,875
Sanchez Energy Corp., Term Loan, 7.25% 20202,3,9	2,654	2,389
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.45% 20202,3,4,9	5,595	5,036
Seven Generations Energy Ltd. 5.375% 20251	5,100	2,843
SM Energy Co. 6.125% 2022	4,041	1,744
SM Energy Co. 5.00% 2024	3,000	911
SM Energy Co. 5.625% 2025	9,815	2,760
SM Energy Co. 6.75% 2026	4,120	1,271
SM Energy Co. 6.625% 2027	4,495	1,340
Southwestern Energy Co. 6.20% 20257	5,075	3,494
Southwestern Energy Co. 7.50% 2026	14,775	9,790
Southwestern Energy Co. 7.75% 2027	3,985	2,650
Sunoco LP 4.875% 2023	26,560	25,880
Sunoco LP 5.50% 2026	6,710	5,863
Sunoco LP 6.00% 2027	11,000	9,537
Tallgrass Energy Partners, LP 5.50% 20241	7,925	4,418
Tapstone Energy Inc. 9.75% 20221,5	18,945	218
Targa Resources Partners LP 6.75% 2024	1,000	887
Targa Resources Partners LP 5.125% 2025	1,080	929
Targa Resources Partners LP 5.875% 2026	7,225	6,055
Targa Resources Partners LP 6.50% 2027	4,040	3,474
Targa Resources Partners LP 6.875% 2029	9,970	8,101
Targa Resources Partners LP 5.50% 20301	29,025	22,676
Teekay Corp. 9.25% 20221	47,795	48,198
Teekay Offshore Partners LP 8.50% 20231	24,925	22,152
Transocean Guardian Ltd. 5.875% 20241	8,304	6,705
Transocean Inc. 8.375% 20217	18,490	10,886
Transocean Inc. 6.125% 20251	23,326	19,068
Transocean Inc. 7.25% 20251	8,715	4,447
Transocean Poseidon Ltd. 6.875% 20271	6,280	5,131
Transocean Sentry Ltd. 5.375% 20231	14,625	12,394
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)6	52,911	3,439
USA Compression Partners, LP 6.875% 2026	7,600	4,793
USA Compression Partners, LP 6.875% 2027	2,275	1,423
Valaris PLC 7.75% 2026	8,450	846
Valaris PLC 5.75% 2044	26,545	2,049
Vine Oil & Gas LP 8.75% 20231	40,765	9,987
Viper Energy Partners LP 5.375% 20271	7,000	5,919
W&T Offshore, Inc. 9.75% 20231	15,159	3,676
Weatherford International PLC 11.00% 20241	80,786	49,320
Whiting Petroleum Corp. 5.75% 2021	3,330	246
Whiting Petroleum Corp. 6.25% 2023	6,647	548
Whiting Petroleum Corp. 6.625% 2026	13,400	1,006
WPX Energy Inc. 5.75% 2026	2,735	1,578
WPX Energy, Inc. 4.50% 2030	12,270	6,709
		975,053
Financials 6.27%
Advisor Group Holdings, LLC 6.25% 20281	28,735	24,353
AG Merger Sub II, Inc. 10.75% 20271	77,983	68,511
Alliant Holdings Intermediate, LLC 6.75% 20271	30,032	28,289
Ally Financial Inc. 8.00% 2031	22,320	25,781
Ally Financial Inc. 8.00% 2031	16,080	18,323

American High-Income Trust — Page 11 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AmWINS Group, Inc. 7.75% 20261	$4,565	$4,496
AssuredPartners, Inc. 7.00% 20251	6,645	6,030
AssuredPartners, Inc. 8.00% 20271	38,120	35,396
CIT Group Inc. 4.125% 2021	20,765	20,567
Compass Diversified Holdings 8.00% 20261	62,501	60,535
Credit Acceptance Corp. 5.125% 20241	9,190	8,432
Credit Suisse Group AG, junior subordinated, 7.50% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)1,7	2,295	2,117
Fairstone Financial Inc. 7.875% 20241	24,598	23,337
FS Energy and Power Fund 7.50% 20231	77,755	69,785
goeasy Ltd. 5.375% 20241	14,445	13,556
HUB International Ltd. 7.00% 20261	44,696	44,588
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.692% 20253,4	2,993	2,798
Icahn Enterprises Finance Corp. 6.25% 2022	36,825	37,114
Icahn Enterprises Finance Corp. 5.25% 2027	21,930	20,422
Iris Merger Sub 2019 Inc. 9.375% 20281	27,349	26,734
Ladder Capital Corp. 4.25% 20271	13,380	10,671
LPL Financial Holdings Inc. 4.625% 20271	23,440	21,614
MSCI Inc. 5.75% 20251	5,755	5,984
MSCI Inc. 5.375% 20271	10,075	10,296
MSCI Inc. 4.00% 20291	14,230	14,215
MSCI Inc. 3.625% 20301	725	692
Navient Corp. 6.50% 2022	23,040	22,527
Navient Corp. 5.50% 2023	47,215	44,736
Navient Corp. 7.25% 2023	2,700	2,666
Navient Corp. 5.875% 2024	12,000	11,104
Navient Corp. 6.125% 2024	22,225	20,948
Navient Corp. 6.75% 2026	5,210	4,822
Navient Corp. 5.00% 2027	35,730	30,985
Navient Corp. 5.625% 2033	9,460	7,040
OneMain Holdings, Inc. 7.125% 2026	9,065	8,923
Owl Rock Capital Corp. 4.625% 20241	9,000	8,413
Owl Rock Capital Corp. 3.75% 2025	10,800	8,992
Raymond James Financial, Inc. 4.65% 2030	8,600	9,012
Rede D’Or Finance SARL 4.50% 20301	13,350	11,651
Springleaf Finance Corp. 8.25% 2020	3,500	3,524
Springleaf Finance Corp. 6.125% 2024	23,900	23,782
Springleaf Finance Corp. 6.625% 2028	7,575	7,135
Springleaf Finance Corp. 5.375% 2029	10,780	9,929
Starwood Property Trust, Inc. 5.00% 2021	18,935	17,453
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.463% 20263,4	38,689	25,696
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 9.00%) 10.072% 20273,4	15,200	9,500
		893,474
Information technology 6.23%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	17,415
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.95% 20243,4	3,947	3,434
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 20253,4	60,243	46,613
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.45% 20253,4	20,365	18,838
Banff Merger Sub Inc. 9.75% 20261	29,128	25,853
Booz Allen Hamilton Inc. 5.125% 20251	1,950	1,928
Broadcom Inc. 4.75% 20291	1,137	1,157
Camelot Finance SA 4.50% 20261	7,180	7,005
CDW Corp. 5.00% 2025	10,500	10,884

American High-Income Trust — Page 12 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope Finance LLC 6.00% 20261	$10,075	$10,116
CommScope Finance LLC 8.25% 20271	5,700	5,526
CommScope Finance LLC 5.50% 20241	7,325	7,459
CommScope Technologies LLC 5.50% 20241	3,000	2,793
CommScope Technologies LLC 5.00% 20271	10,325	9,035
Dell Inc. 2.65% 2020	1,805	1,801
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 10.25% 20223,4	65,216	59,129
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.813% 20232,3,4	7,165	6,198
Diebold, Inc. 8.50% 2024	46,490	30,625
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 5.813% 20223,4	7,605	6,654
Ellucian, Inc. 9.00% 20231	1,625	1,615
Fair Isaac Corp. 5.25% 20261	3,650	3,645
Fair Isaac Corp. 4.00% 20281	8,875	8,587
Financial & Risk US Holdings, Inc. 6.25% 20261	16,245	16,863
Financial & Risk US Holdings, Inc. 8.25% 20261	31,890	33,724
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.239% 20253,4	7,135	6,897
Gartner, Inc. 5.125% 20251	3,300	3,246
Genesys Telecommunications Laboratories, Inc. 10.00% 20241	71,825	73,911
GoDaddy Operating Co. 5.25% 20271	18,145	18,413
Infor (US), Inc. 6.50% 2022	54,134	53,033
Informatica Corp., Term Loan, 7.50% 20252,3	4,550	4,095
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 4.954% 20243,4	5,058	4,401
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 8.572% 20253,4	15,865	12,890
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.763% 20233,4	11,036	10,222
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 20243,4	96,960	91,433
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.691% 20243,4	19,399	18,235
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.441% 20253,4	7,831	7,440
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.239% 20252,3,4	10,167	8,133
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.603% 20233,4	24,653	17,997
NVIDIA Corp. 3.70% 2060	4,562	4,958
Open Text Corp. 3.875% 20281	6,250	5,904
Open Text Corp. 4.125% 20301	6,900	6,527
Oracle Corp. 3.85% 2060	7,000	7,078
Power Solutions Ltd., Term Loan-B, (3-month USD-LIBOR + 3.50%) 4.441% 20262,3,4	905	833
Presidio Holdings Inc. 8.25% 20281	6,400	5,688
PTC Inc. 3.625% 20251	12,150	11,451
Sabre Holdings Corp. 5.25% 20231	1,377	1,263
Sabre Holdings Corp. 5.375% 20231	10,916	10,056
Solera Holdings, Inc. 10.50% 20241	11,633	11,473
Tempo Acquisition LLC 6.75% 20251	15,900	14,668
Unisys Corp. 10.75% 20221	17,375	18,347
VeriSign, Inc. 4.625% 2023	4,600	4,583
VeriSign, Inc. 5.25% 2025	3,000	3,086
VeriSign, Inc. 4.75% 2027	8,430	8,784
Veritas Holdings Ltd. 7.50% 20231	43,900	39,016
Veritas Holdings Ltd. 10.50% 20241	21,782	18,542
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 20233,4	22,547	19,277
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.239% 20263,4	28,550	25,362
Xerox Corp. 4.125% 2023	3,791	3,797
		887,936

American High-Income Trust — Page 13 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 2.97%	Principal amount (000)	Value (000)
Albertsons Cos. LLC 3.50% 20231	$25,533	$25,329
Albertsons Cos. LLC 6.625% 2024	3,055	3,124
Albertsons Cos. LLC 5.75% 2025	5,320	5,360
Albertsons Cos. LLC 4.625% 20271	12,820	12,827
B&G Foods, Inc. 5.25% 2025	44,655	43,847
B&G Foods, Inc. 5.25% 2027	23,850	23,343
BJ’s Wholesale Club Inc., Term Loan, (3-month USD-LIBOR + 2.25%) 3.047% 20243,4	8,416	8,049
Central Garden & Pet Co. 6.125% 2023	4,300	4,133
Cott Beverages Inc. 5.50% 20251	8,700	8,493
Darling Ingredients Inc. 5.25% 20271	3,630	3,545
Energizer Holdings, Inc. 6.375% 20261	21,175	21,504
Energizer Holdings, Inc. 7.75% 20271	10,140	10,538
Energizer SpinCo, Inc. 5.50% 20251	5,600	5,467
Kraft Heinz Co. 3.95% 2025	17,920	17,652
Kraft Heinz Co. 3.00% 2026	7,545	7,350
Kraft Heinz Co. 3.75% 20301	6,935	6,631
Kraft Heinz Co. 4.375% 2046	10,275	9,315
Lamb Weston Holdings, Inc. 4.625% 20241	7,465	7,400
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 20262,3,4	27,664	25,312
Performance Food Group, Inc. 5.50% 20271	8,576	8,019
Post Holdings, Inc. 5.00% 20261	31,760	32,862
Post Holdings, Inc. 5.625% 20281	21,660	22,159
Post Holdings, Inc. 5.50% 20291	13,880	14,475
Post Holdings, Inc. 4.625% 20301	48,235	46,547
Prestige Brands International Inc. 6.375% 20241	10,966	11,309
Prestige Brands International Inc. 5.125% 20281	11,315	11,290
Spectrum Brands Inc. 5.75% 2025	3,000	2,827
TreeHouse Foods, Inc. 4.875% 2022	2,000	1,997
TreeHouse Foods, Inc. 6.00% 20241	21,839	21,812
		422,516
Real estate 2.73%
Brookfield Property REIT Inc. 5.75% 20261	58,340	47,664
Communications Sales & Leasing, Inc. 6.00% 20231	11,325	10,391
Communications Sales & Leasing, Inc. 7.125% 20241	3,525	2,645
Equinix, Inc. 5.875% 2026	3,850	3,950
Equinix, Inc. 5.375% 2027	9,700	9,732
Howard Hughes Corp. 5.375% 20251	70,210	68,453
Iron Mountain Inc. 6.00% 2023	2,500	2,528
Iron Mountain Inc. 5.75% 2024	42,960	43,066
Iron Mountain Inc. 4.875% 20271	23,821	23,272
Iron Mountain Inc. 5.25% 20281	25,834	25,662
Medical Properties Trust, Inc. 5.00% 2027	18,485	18,070
Realogy Corp. 5.25% 20211	27,990	26,220
Realogy Corp. 4.875% 20231	51,375	43,540
Realogy Corp. 9.375% 20271	46,234	39,316
SBA Communications Corp. 4.00% 2022	9,550	9,619
SBA Communications Corp. 3.875% 20271	15,400	15,554
		389,682
Utilities 2.37%
AES Corp. 4.00% 2021	15,800	15,614
AES Corp. 4.50% 2023	4,900	4,833
AES Corp. 4.875% 2023	17,904	17,344

American High-Income Trust — Page 14 of 19

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.50% 2025	$11,936	$11,786
AES Corp. 6.00% 2026	21,550	21,346
AES Corp. 5.125% 2027	8,845	8,916
AmeriGas Partners, LP 5.50% 2025	8,550	7,930
AmeriGas Partners, LP 5.75% 2027	5,725	5,365
Calpine Corp. 5.75% 2025	7,000	6,527
Calpine Corp. 5.25% 20261	8,775	8,397
Calpine Corp. 5.125% 20281	11,825	10,968
Clearway Energy Operating LLC 5.00% 2026	4,560	4,451
Clearway Energy Operating LLC 4.75% 20281	8,850	8,242
DPL Inc. 4.35% 20291	5,850	5,586
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)7	17,455	16,176
Enel Società per Azioni 8.75% 20731,7	13,387	14,228
Exelon Corp. 4.70% 2050	1,775	1,862
NextEra Energy Partners, LP 4.25% 20241	3,100	3,042
NextEra Energy Partners, LP 3.875% 20261	2,325	2,222
NGL Energy Partners LP 7.50% 2026	30,260	10,806
NRG Energy, Inc. 7.25% 2026	10,380	10,931
Pacific Gas and Electric Co. 2.45% 20225	6,650	6,573
Pacific Gas and Electric Co. 3.25% 20235	4,550	4,408
Pacific Gas and Electric Co. 6.05% 20345	15,775	16,020
Talen Energy Corp. 6.50% 2025	6,790	4,454
Talen Energy Corp. 10.50% 20261	67,770	49,267
Talen Energy Corp. 7.25% 20271	57,580	52,355
Vistra Energy Corp. 5.875% 2023	3,000	3,015
Vistra Operations Co. LLC 3.55% 20241	5,650	5,328
		337,992
Total corporate bonds & notes		12,683,119
U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%
U.S. Treasury 2.50% 202010	40,000	40,714
Bonds & notes of governments outside the U.S. 0.03%
Panama (Republic of) 4.50% 2056	4,520	4,938
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	50	45
Total bonds, notes & other debt instruments (cost: $15,349,789,000)		12,728,816
Convertible bonds 0.30% Communication services 0.30%
DISH DBS Corp., convertible notes, 3.375% 2026	38,195	31,104
Gogo Inc., convertible notes, 6.00% 2022	3,813	2,704
Live Nation Entertainment, Inc., convertible notes, 2.125% 20251	4,500	3,597
Twitter, Inc., convertible notes, 1.00% 2021	6,170	5,846
Total convertible bonds (cost: $53,508,000)		43,251

American High-Income Trust — Page 15 of 19

unaudited

Convertible stocks 0.48% Utilities 0.20%	Shares	Value (000)
NextEra Energy, Inc., units, convertible preferred shares, 5.279% 2023	121,140	$5,341
Dominion Energy, Inc., Series A units, convertible preferred shares, 7.25% 2022	58,000	5,337
Southern Co., units, convertible preferred shares, 6.75% 2022	110,000	4,884
Essential Utilities, Inc., units, convertible preferred shares, 6.00% 2022	83,000	4,446
DTE Energy Co., units, convertible preferred shares, 6.25% 2022	111,000	4,180
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	80,000	3,860
		28,048
Industrials 0.17%
Associated Materials, LLC, convertible preferred shares, 14.00% 20202,9	43,400	23,771
Real estate 0.04%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	5,000	6,250
Health care 0.04%
Elanco Animal Health Inc., units, convertible preferred shares, 5.00% 202311	150,900	6,208
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,370	4,083
Total convertible stocks (cost: $91,958,000)		68,360
Preferred securities 0.13% Consumer discretionary 0.12%
Neiman Marcus Group, Inc., preferred shares1,11	23,426,848	17,219
		17,219
Financials 0.01%
Ladenburg Thalmann Financial Services Inc., noncumulative, preferred shares	80,000	1,224
		1,224
Total preferred securities (cost: $13,835,000)		18,443
Common stocks 1.04% Health care 0.40%
Rotech Healthcare Inc.2,8,9,11,12	1,916,276	45,990
Advanz Pharma Corp. Ltd.8,11,12	2,244,779	8,642
Advanz Pharma Corp. Ltd.8,11	433,351	1,669
		56,301
Energy 0.23%
Weatherford International11	1,929,240	11,479
Ascent Resources - Utica, LLC, Class A2,8,9,11,12	90,532,504	10,864
Tribune Resources, LLC2,8,11	6,028,136	9,796
Southwestern Energy Co.11	229,524	388
Denbury Resources Inc.11	60,000	11
McDermott International, Inc.11	140,912	8
White Star Petroleum Corp., Class A2,8,9,11,12	24,665,117	—13
Petroplus Holdings AG2,9,11	3,360,000	—13
		32,546

American High-Income Trust — Page 16 of 19

unaudited

Common stocks (continued) Materials 0.20%	Shares	Value (000)
Hexion Holdings Corp., Class B11	2,820,060	$26,790
First Quantum Minerals Ltd.	474,000	2,422
		29,212
Information technology 0.05%
Diebold Nixdorf, Inc.11	1,005,000	3,538
MoneyGram International, Inc.11	2,497,886	3,272
		6,810
Communication services 0.05%
Cumulus Media Inc., Class A11	561,642	3,044
iHeartMedia, Inc., Class A11	378,645	2,768
Clear Channel Outdoor Holdings, Inc.11	890,868	570
Frontier Communications Corp.11	93,331	36
Adelphia Recovery Trust, Series Arahova2,9,11	1,773,964	7
Adelphia Recovery Trust, Series ACC-12,9,11	10,643,283	5
		6,430
Financials 0.04%
Navient Corp.	750,000	5,685
Consumer discretionary 0.04%
Chewy, Inc., Class A11	150,000	5,623
Utilities 0.03%
Vistra Energy Corp.	299,690	4,783
Total common stocks (cost: $333,540,000)		147,390
Rights & warrants 0.02% Energy 0.02%
Sable Permian Resources, LLC, warrants, expire 20241,2,9,11	109,972	3,030
Ultra Petroleum Corp., warrants, expire 202511	1,053,850	37
Tribune Resources, LLC, Class A, warrants, expire 20232,8,9	2,032,968	17
Tribune Resources, LLC, Class B, warrants, expire 20232,8,9	1,581,198	7
Tribune Resources, LLC, Class C, warrants, expire 20232,8,9	1,480,250	4
		3,095
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20232,9,11	616,536	—13
Total rights & warrants (cost: $28,009,000)		3,095
Short-term securities 6.42% Money market investments 6.42%
Capital Group Central Cash Fund 1.00%14	9,146,147	914,981
Total short-term securities (cost: $914,790,000)		914,981
Total investment securities 97.71% (cost: $16,785,429,000)		13,924,336
Other assets less liabilities 2.29%		326,203
Net assets 100.00%		$14,250,539

American High-Income Trust — Page 17 of 19

unaudited

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$132,651	$8,516	$6,367	$2,149

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,549,650,000, which represented 60.00% of the net assets of the fund.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $227,935,000, which represented 1.60% of the net assets of the fund.
3	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $766,254,000, which represented 5.38% of the net assets of the fund.
4	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
5	Scheduled interest and/or principal payment was not received.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
7	Step bond; coupon rate may change at a later date.
8	Represents an affiliated company as defined under the Investment Company Act of 1940.
9	Value determined using significant unobservable inputs.
10	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,112,000, which represented .06% of the net assets of the fund.
11	Security did not produce income during the last 12 months.
12	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
13	Amount less than one thousand.
14	Rate represents the seven-day yield at 3/31/2020.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$41,128	$45,990.32%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	10,864.08
Advanz Pharma Corp. Ltd.	8/31/2018	28,414	8,642.06
White Star Petroleum Corp., Class A	6/30/2016	16,491	—	.00
Total private placement securities		$ 90,373	$ 65,496.46%

Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

American High-Income Trust — Page 18 of 19

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-021-0520O-S73133	American High-Income Trust — Page 19 of 19

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2020